UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
May 9, 2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $267,800 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM      88579Y101     8623    92227 SH       SOLE                    92227             92227
ABB Ltd.                       ADR      000375204     7377   304930 SH       SOLE                   304930            304930
America Movil-Series L         ADR      02364W105     8352   143756 SH       SOLE                   143756            143756
Apache Corp.                   COM      037411105     7859    60027 SH       SOLE                    60027             60027
BHP Billiton Plc.              COM      05545E209     4128    51864 SH       SOLE                    51864             51864
Becton Dickinson & Co.         COM      075887109     7143    89561 SH       SOLE                    89561             89561
Berkshire Hathaway Class B     COM      084670702     7982    95445 SH       SOLE                    95445             95445
CSX Corp                       COM      126408103     9393   119510 SH       SOLE                   119510            119510
Caterpillar Inc                COM      149123101     8257    74155 SH       SOLE                    74155             74155
China Mobile Hong Kong Ltd     ADR      16941M109     4721   102082 SH       SOLE                   102082            102082
Coca Cola Co.                  COM      191216100     7241   109155 SH       SOLE                   109155            109155
Colgate Palmolive Co           COM      194162103     7554    93536 SH       SOLE                    93536             93536
Danaher Corporation            COM      235851102    10015   192949 SH       SOLE                   192949            192949
Diageo Plc                     ADR      25243Q205     7190    94329 SH       SOLE                    94329             94329
EMC Corp.                      COM      268648102     9753   367242 SH       SOLE                   367242            367242
Exxon Mobil Corporation        COM      30231G102      927    11023 SH       SOLE                    11023             11023
Fomento Economico Mexico S.A.B ADR      344419106     9220   157082 SH       SOLE                   157082            157082
Google                         COM      38259P508     8432    14371 SH       SOLE                    14371             14371
H.J. Heinz Co.                 COM      423074103     7151   146483 SH       SOLE                   146483            146483
IShares S&P Small-Cap 600 Inde ETF      464287804      388     5280 SH       SOLE                     5280              5280
International Business Machine COM      459200101    10037    61548 SH       SOLE                    61548             61548
JP Morgan Chase & Co.          COM      46625H100      356     7718 SH       SOLE                     7718              7718
Johnson & Johnson              COM      478160104     6189   104455 SH       SOLE                   104455            104455
Johnson Controls Inc.          COM      478366107    10065   242130 SH       SOLE                   242130            242130
Kraft                          COM      50075N104     7368   234963 SH       SOLE                   234963            234963
Novartis AG                    ADR      66987V109     6276   115483 SH       SOLE                   115483            115483
Oracle Corp.                   COM      68389X105     9482   283662 SH       SOLE                   283662            283662
Petroleo Brasileiro S.A.       ADR      71654V101     8000   225105 SH       SOLE                   225105            225105
Procter & Gamble               COM      742718109      321     5218 SH       SOLE                     5218              5218
Qualcomm Inc.                  COM      747525103    10568   192735 SH       SOLE                   192735            192735
Sasol LTD                      ADR      803866300     7942   137040 SH       SOLE                   137040            137040
Schlumberger, Ltd.             COM      806857108     8649    92738 SH       SOLE                    92738             92738
Target Corp.                   COM      87612E106     8316   166287 SH       SOLE                   166287            166287
United Technologies Corp       COM      913017109    10379   122603 SH       SOLE                   122603            122603
Vanguard Total Stock Market Vi ETF      922908769     1339    19486 SH       SOLE                    19486             19486
Wal-Mart Stores                COM      931142103      932    17900 SH       SOLE                    17900             17900
Yum! Brands Inc.               COM      988498101     7811   152015 SH       SOLE                   152015            152015
iShares MSCI EAFE Index Fund   ETF      464287465     5651    94061 SH       SOLE                    94061             94061
iShares MSCI Emerging Markets  ETF      464287234     6424   131992 SH       SOLE                   131992            131992